REINSURANCE	6 Months Ended
Jun. 30, 2024
Insurance [Abstract]
REINSURANCE	REINSURANCE
Following the effective settlement of a reinsurance arrangement between NER SPC and AEL (see Note 16 for details), the Company’s reinsurance assumed exposure is principally limited to the amounts of reinsurance funds withheld and associated deposit liability based on deposit accounting, as presented in the statements of financial position.
The Company also reinsures its business through a diversified group of reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. The Company monitors trends in arbitration and any litigation outcomes with its reinsurers. Collectability of reinsurance balances is evaluated by monitoring ratings and the financial strength of its reinsurers. The effect of reinsurance on the applicable line items on Company’s statements of operations are as follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Premiums earned:
Gross amounts, including reinsurance assumed	$2,089	$1,441	$4,150	$2,528
Reinsurance ceded	(573)	(342)	(1,103)	(629)
Net amount	$1,516	$1,099	$3,047	$1,899

Other policy revenue:
Gross amounts, including reinsurance assumed	$203	$103	$315	$200
Reinsurance ceded	(3)	—	(3)	—
Net amount	$200	$103	$312	$200

Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(2,013)	$(1,377)	$(3,742)	$(2,217)
Reinsurance ceded	498	244	813	342
Net amount	$(1,515)	$(1,133)	$(2,929)	$(1,875)

Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(521)	$(215)	$(810)	$(403)
Reinsurance ceded	99	59	203	160
Net amount	$(422)	$(156)	$(607)	$(243)

Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$(161)	$14	$(192)	$8
Reinsurance ceded	(7)	—	(7)	—
Net amount	$(168)	$14	$(199)	$8
Furthermore, certain of the Company’s subsidiaries have intercompany reinsurance agreements with its wholly owned reinsurance companies, some of which are captive reinsurance companies. All intercompany balances arising from such intercompany reinsurance agreements are eliminated in full on consolidation.